AXP(R)
                                                                     Progressive
                                                                            Fund
                                                          2002 SEMIANNUAL REPORT

American
  Express(R)
 Funds

(icon of) ruler

AXP Progressive Fund seeks to provide shareholders with long-term growth of capital.



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Mid-Cap Mixture

Everyone likes to get a bargain. In the investment world, bargains are known as "value" stocks -- stocks whose prices are believed to be low in relation to the true worth of their respective companies. While AXP Progressive Fund's main focus is on mid-cap value stocks, the Fund also invests in mid-cap growth stocks
-- which represent rapidly growing companies -- to create a highly diversified, balanced portfolio.

CONTENTS

From the Chairman                                   3

Portfolio Managers' Q & A                           4

Fund Facts                                          6

The 10 Largest Holdings                             7

Financial Statements                                8

Notes to Financial Statements                      11

Investments in Securities                          18

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2 AXP PROGRESSIVE FUND -- SEMIANNUAL REPORT



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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions.
Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American
Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

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3 AXP PROGRESSIVE FUND -- SEMIANNUAL REPORT



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(picture of) Kent A. Kelley
Kent A. Kelley
Portfolio manager

(picture of) Jake Hurwitz
Jake Hurwitz
Portfolio manager

Portfolio Managers' Q & A

Q: How did AXP Progressive Fund perform for the six-month period ended March 31, 2002?

A: After a sustained bear market, the environment for stocks improved dramatically during the period. For the six months, AXP Progressive Fund returned 22.75% (Class A shares excluding sales charges). By comparison, the unmanaged Standard & Poor's MidCap 400 Index, the unmanaged Russell MidCap(R)
Index and the Lipper Mid-Cap Core Funds Index returned 25.90%, 22.17% and
22.40%, respectively, for the same period.

Q: What factors in the market affected the Fund during the six months?

A: Fueled by additional short-term interest rate cuts by the Federal Reserve and growing optimism that the economy would recover in 2002, mid-cap stocks rallied sharply in the fourth quarter of 2001. Growth stocks and economically sensitive sectors such as consumer cyclicals and technology were the strongest performers during the fourth-quarter rally. The Fund benefited from good stock selection in consumer cyclical issues, which posted strong performance due to expectations of continued consumer spending in a recovering economy. In particular, the Fund's holdings in hard goods retailers performed well based on strong sales results.
Stock selection in the technology sector detracted from its overall return, despite the strong performance of the Fund's holdings in semiconductor equipment and enterprise software stocks.

The market changed direction in January and February 2002, as concerns over the pace of economic recovery and the eventual magnitude of corporate earnings growth drove mid-cap stocks lower. Technology stocks faced steep declines in this period, and the Fund's holdings in software companies fell as many companies failed to meet profit expectations. These declines were partially offset by gains in the Fund's manufacturing, auto parts and specialty retail stocks. The period ended on a strong note as the markets rebounded in March.

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4 AXP PROGRESSIVE FUND -- SEMIANNUAL REPORT



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Q: What significant changes did you make to the portfolio during this period?

A: The Fund was positioned somewhat defensively in the early part of this period due to continued concerns about the effects of a weak U.S. economy. We made modest additions to the Fund's holdings in less economically sensitive sectors such as health care services and energy. Once positive economic data emerged and we became more confident that the economy would rebound in 2002, we shifted the portfolio toward a more aggressive position by adding to our holdings in the consumer cyclical and technology sectors. These stocks tend to benefit from a strong economic environment.

Q: What is your outlook for the period ahead?

A: We remain optimistic about the prospects for mid-cap stocks. We expect a moderate economic recovery with gradual improvement in corporate earnings, which should benefit this segment of the market as a whole and our Fund in particular.
The Fund's focus will continue to be on identifying and investing in a broad range of companies that offer strong potential within the entire universe of mid-sized companies.

Kent A. Kelley

Jake Hurwitz

Notes to shareholders: On March 8, 2002, AXP Progressive Fund was closed to new investors. Current shareholders as of the closing date may continue to hold shares and make investments in the Fund.

At a special meeting on April 9, 2002, shareholders of AXP Progressive Fund approved a new subadvisory agreement with Gabelli Asset Management Company.
Effective April 10, Gabelli Asset Management began subadvising the Fund. Mario
Gabelli succeeded Kent A. Kelley and Jake Hurwitz as the portfolio manager of AXP Progressive Fund.

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5 AXP PROGRESSIVE FUND -- SEMIANNUAL REPORT



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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                    $6.15
Sept. 30, 2001                                                    $5.01
Increase                                                          $1.14

Distributions -- Oct. 1, 2001 - March 31, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   +22.75%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                    $5.95
Sept. 30, 2001                                                    $4.87
Increase                                                          $1.08

Distributions -- Oct. 1, 2001 - March 31, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   +22.18%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                    $5.92
Sept. 30, 2001                                                    $4.85
Increase                                                          $1.07

Distributions -- Oct. 1, 2001 - March 31, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   +22.06%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                    $6.19
Sept. 30, 2001                                                    $5.04
Increase                                                          $1.15

Distributions -- Oct. 1, 2001 - March 31, 2002
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return*                                                   +22.82%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5 AXP PROGRESSIVE FUND -- SEMIANNUAL REPORT



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The 10 Largest Holdings

                                      Percent                    Value
                                  (of net assets)        (as of March 31, 2002)

FirstEnergy                             1.2%                   $2,316,860
Avon Products                           1.2                     2,281,440
Best Buy                                1.0                     1,980,000
Fiserv                                  1.0                     1,977,570
Entergy                                 1.0                     1,949,109
King Pharmaceuticals                    0.9                     1,864,248
Apollo Group Cl A                       0.9                     1,713,600
Noble Drilling                          0.9                     1,696,990
RJ Reynolds Tobacco Holdings            0.9                     1,683,500
Lam Research                            0.8                     1,624,328

For further detail about these holdings, please refer to the section entitled
"Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 9.8% of net assets

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7 AXP PROGRESSIVE FUND -- SEMIANNUAL REPORT



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


Financial Statements

Statement of assets and liabilities

AXP Progressive Fund, Inc.

March 31, 2002 (Unaudited)

Assets
Investments in securities, at value (Note 1)*
   (identified cost $202,027,239)                                                                      $198,736,353
Cash in bank on demand deposit                                                                               31,582
Capital shares receivable                                                                                     3,882
Dividends and accrued interest receivable                                                                   181,958
                                                                                                            -------
Total assets                                                                                            198,953,775
                                                                                                        -----------

Liabilities
Payable upon return of securities loaned (Note 5)                                                           846,300
Accrued investment management services fee                                                                    3,430
Accrued distribution fee                                                                                      1,952
Accrued transfer agency fee                                                                                     484
Accrued administrative services fee                                                                             322
Other accrued expenses                                                                                       81,306
                                                                                                             ------
Total liabilities                                                                                           933,794
                                                                                                            -------
Net assets applicable to outstanding capital stock                                                     $198,019,981
                                                                                                       ============

Represented by
Capital stock -- $.01 par value (Note 1)                                                               $    323,832
Additional paid-in capital                                                                              228,319,350
Net operating loss                                                                                         (159,236)
Accumulated net realized gain (loss) (Note 7)                                                           (27,173,079)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    (3,290,886)
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                               $198,019,981
                                                                                                       ============
Net assets applicable to outstanding shares:                Class A                                    $167,880,475
                                                            Class B                                    $ 30,022,051
                                                            Class C                                    $    115,488
                                                            Class Y                                    $      1,967
Net asset value per share of outstanding capital stock:     Class A shares         27,319,645          $       6.15
                                                            Class B shares          5,043,707          $       5.95
                                                            Class C shares             19,504          $       5.92
                                                            Class Y shares                318          $       6.19
                                                                                          ---          ------------
* Including securities on loan, at value (Note 5)                                                      $    824,383
                                                                                                       ------------

See accompanying notes to financial statements.

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8 AXP PROGRESSIVE FUND -- SEMIANNUAL REPORT



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


Statement of operations

AXP Progressive Fund, Inc.

Six months ended March 31, 2002 (Unaudited)

Investment income
Income:
Dividends                                                                                               $   898,604
Interest                                                                                                     63,175
                                                                                                             ------
Total income                                                                                                961,779
                                                                                                            -------
Expenses (Note 2):
Investment management services fee                                                                          477,129
Distribution fee
   Class A                                                                                                  203,842
   Class B                                                                                                  146,323
   Class C                                                                                                      574
Transfer agency fee                                                                                         186,085
Incremental transfer agency fee
   Class A                                                                                                   17,184
   Class B                                                                                                    7,011
   Class C                                                                                                       33
Service fee -- Class Y                                                                                            1
Administrative services fees and expenses                                                                    58,406
Compensation of board members                                                                                 4,975
Printing and postage                                                                                          7,850
Registration fees                                                                                            10,088
Audit fees                                                                                                   13,000
Other                                                                                                           401
                                                                                                                ---
Total expenses                                                                                            1,132,902
   Expenses reimbursed by AEFC (Note 2)                                                                      (5,999)
                                                                                                             ------
                                                                                                          1,126,903
   Earnings credits on cash balances (Note 2)                                                                (2,576)
                                                                                                             ------
Total net expenses                                                                                        1,124,327
                                                                                                          ---------
Investment income (loss) -- net                                                                            (162,548)
                                                                                                           --------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                               (2,206,397)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    41,574,406
                                                                                                         ----------
Net gain (loss) on investments and foreign currencies                                                    39,368,009
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                         $39,205,461
                                                                                                        ===========

See accompanying notes to financial statements.

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9 AXP PROGRESSIVE FUND -- SEMIANNUAL REPORT



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Statements of changes in net assets

AXP Progressive Fund, Inc.

                                                                               March 31, 2002        Sept. 30, 2001
                                                                             Six months ended            Year ended
                                                                                  (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                  $   (162,548)        $    (298,407)
Net realized gain (loss) on investments                                            (2,206,397)          (24,201,139)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies              41,574,406           (68,440,172)
                                                                                   ----------           -----------
Net increase (decrease) in net assets resulting from operations                    39,205,461           (92,939,718)
                                                                                   ----------           -----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                               --              (811,821)
     Class C                                                                               --                  (252)
   Net realized gain
     Class A                                                                               --           (28,599,427)
     Class B                                                                               --            (5,341,090)
     Class C                                                                               --                (6,728)
     Class Y                                                                               --                  (257)
                                                                                           --                  ----
Total distributions                                                                        --           (34,759,575)
                                                                                           --           -----------

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                          5,691,834            10,616,726
   Class B shares                                                                   1,450,895             3,600,258
   Class C shares                                                                      15,083               137,070
Reinvestment of distributions at net asset value
   Class A shares                                                                          --            28,379,748
   Class B shares                                                                          --             5,231,958
   Class C shares                                                                          --                 6,981
   Class Y shares                                                                          --                   257
Payments for redemptions
   Class A shares                                                                 (24,445,677)          (54,517,429)
   Class B shares (Note 2)                                                         (4,666,313)          (12,800,242)
   Class C shares (Note 2)                                                            (35,549)              (12,271)
                                                                                      -------               -------
Increase (decrease) in net assets from capital share transactions                 (21,989,727)          (19,356,944)
                                                                                  -----------           -----------
Total increase (decrease) in net assets                                            17,215,734          (147,056,237)
Net assets at beginning of period                                                 180,804,247           327,860,484
                                                                                  -----------           -----------
Net assets at end of period                                                      $198,019,981         $ 180,804,247
                                                                                 ============         =============
Undistributed (excess of distributions over) net investment income               $   (159,236)        $       3,312
                                                                                 ------------         -------------

See accompanying notes to financial statements.

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10 AXP PROGRESSIVE FUND -- SEMIANNUAL REPORT



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Notes to Financial Statements

AXP Progressive Fund, Inc.

(Unaudited as to March 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund invests primarily in common stocks of medium-sized U.S. companies.

The Fund offers Class A, Class B, Class C and Class Y shares.

o   Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o   Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights.
The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates
(e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service.
Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates;
those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party.
The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

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Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The
Fund also may buy and write put and call options on these futures contracts.
Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation.
The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains
(losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

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Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment
Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.64% to 0.515% annually.
The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Mid-Cap Value Funds Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $138,726 for the six months ended March 31, 2002.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Effective April 10, 2002, AEFC entered into an Investment Subadvisory Agreement with GAMCO Investors, Inc., which does business under the name Gabelli Asset
Management Company.

Under a separate Transfer Agency Agreement, American Express Client Service
Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.00

o   Class B $20.00

o   Class C $19.50

o   Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

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Sales charges received by the Distributor for distributing Fund shares were
$40,522 for Class A, $10,643 for Class B and $161 for Class C for the six months ended March 31, 2002.

AEFC and American Express Financial Advisors Inc. have agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2003. Under this agreement, total expenses will not exceed 1.20% for Class A, 1.97% for Class B, 1.98% for Class C and 1.00% for Class Y of the Fund's average daily net assets. In addition, for the six months ended March 31, 2002, AEFC and American Express
Financial Advisors Inc. further voluntarily agreed to waive certain fees and reimburse expenses to 1.05% for Class A shares, 1.83% for Class B shares, 1.84% for Class C shares and 0.86% for Class Y shares.

During the six months ended March 31, 2002, the Fund's custodian and transfer agency fees were reduced by $2,576 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express
Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $41,462,137 and $56,198,902, respectively, for the six months ended March 31, 2002. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $6,246 for the six months ended March 31, 2002.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                            Six months ended March 31, 2002
                                             Class A          Class B            Class C         Class Y

Sold                                        1,011,872           263,962            2,695            --
Issued for reinvested distributions                --                --               --            --
Redeemed                                   (4,300,438)         (845,156)          (6,455)           --
                                           ----------          --------           ------            --
Net increase (decrease)                    (3,288,566)         (581,194)          (3,760)           --
                                           ----------          --------           ------            --

                                                               Year ended Sept. 30, 2001
                                             Class A          Class B            Class C         Class Y

Sold                                        1,632,094           573,437           21,302            --
Issued for reinvested distributions         4,441,275           837,113            1,122            40
Redeemed                                   (8,257,563)       (1,983,568)          (2,157)           --
                                           ----------        ----------           ------            --
Net increase (decrease)                    (2,184,194)         (573,018)          20,267            40
                                           ----------          --------           ------            --

5. LENDING OF PORTFOLIO SECURITIES

As of March 31, 2002, securities valued at $824,383 were on loan to brokers. For collateral, the Fund received $846,300 in cash. Income from securities lending amounted to $1,749 for the six months ended March 31, 2002. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

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14 AXP PROGRESSIVE FUND -- SEMIANNUAL REPORT



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6. BANK BORROWINGS

The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended
March 31, 2002.

7. CAPITAL LOSS CARRY-OVER

For federal income purposes, the Fund had a capital loss carry-over of $22,321,177 as of Sept. 30, 2001, that will expire in 2009 and 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                    2002(f)        2001         2000         1999         1998

Net asset value, beginning of period                              $5.01       $ 8.44        $7.21       $ 7.93       $10.17

Income from investment operations:

Net investment income (loss)                                         --           --          .04          .05          .05

Net gains (losses) (both realized and unrealized)                  1.14        (2.48)        1.25          .65        (1.43)

Total from investment operations                                   1.14        (2.48)        1.29          .70        (1.38)

Less distributions:

Dividends from net investment income                                 --         (.02)        (.06)        (.05)        (.08)

Distributions from realized gains                                    --         (.93)          --        (1.37)        (.78)

Total distributions                                                  --         (.95)        (.06)       (1.42)        (.86)

Net asset value, end of period                                    $6.15       $ 5.01        $8.44       $ 7.21       $ 7.93

Ratios/supplemental data

Net assets, end of period (in millions)                            $168         $153         $277         $394         $445

Ratio of expenses to average daily net assets(c)                  1.05%(d)     1.08%        1.06%         .99%        1.02%

Ratio of net investment income (loss)
to average daily net assets                                       (.05%)(d)     .01%         .45%         .65%         .57%

Portfolio turnover rate (excluding short-term securities)           22%          73%         121%          93%         116%

Total return(e)                                                  22.75%      (31.80%)      18.10%        8.20%      (14.77%)


See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
15 AXP PROGRESSIVE FUND -- SEMIANNUAL REPORT



Class B

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                    2002(f)        2001         2000         1999         1998

Net asset value, beginning of period                              $4.87       $ 8.26        $7.06       $ 7.80       $10.03

Income from investment operations:

Net investment income (loss)                                       (.02)        (.03)        (.02)        (.01)          --

Net gains (losses) (both realized and unrealized)                  1.10        (2.43)        1.22          .64        (1.42)

Total from investment operations                                   1.08        (2.46)        1.20          .63        (1.42)

Less distributions:

Dividends from net investment income                                 --           --           --           --         (.03)

Distributions from realized gains                                    --         (.93)          --        (1.37)        (.78)

Total distributions                                                  --         (.93)          --        (1.37)        (.81)

Net asset value, end of period                                    $5.95       $ 4.87        $8.26       $ 7.06       $ 7.80

Ratios/supplemental data

Net assets, end of period (in millions)                             $30          $27          $51          $83          $84

Ratio of expenses to average daily net assets(c)                  1.83%(d)     1.86%        1.83%        1.76%        1.78%

Ratio of net investment income (loss)
to average daily net assets                                       (.83%)(d)    (.79%)       (.31%)       (.12%)       (.21%)

Portfolio turnover rate (excluding short-term securities)           22%          73%         121%          93%         116%

Total return(e)                                                  22.18%      (32.31%)      17.00%        7.49%     (15.42%)


Class C

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                    2002(f)        2001       2000(b)

Net asset value, beginning of period                              $4.85       $ 8.26        $7.78

Income from investment operations:

Net investment income (loss)                                       (.02)        (.02)        (.06)

Net gains (losses) (both realized and unrealized)                  1.09        (2.43)         .54

Total from investment operations                                   1.07        (2.45)         .48

Less distributions:

Dividends from net investment income                                 --         (.03)          --

Distributions from realized gains                                    --         (.93)          --

Total distributions                                                  --         (.96)          --

Net asset value, end of period                                    $5.92       $ 4.85        $8.26

Ratios/supplemental data

Net assets, end of period (in millions)                             $--          $--          $--

Ratio of expenses to average daily net assets(c)                  1.84%(d)     1.86%        1.83%(d)

Ratio of net investment income (loss)
to average daily net assets                                       (.84%)(d)    (.76%)       (.85%)(d)

Portfolio turnover rate (excluding short-term securities)           22%          73%         121%

Total return(e)                                                  22.06%      (32.22%)       6.17%


See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
16 AXP PROGRESSIVE FUND -- SEMIANNUAL REPORT



Class Y

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                    2002(f)        2001         2000         1999         1998

Net asset value, beginning of period                              $5.04       $ 8.45        $7.22       $ 7.94       $10.18

Income from investment operations:

Net investment income (loss)                                         --          .01          .06          .06          .06

Net gains (losses) (both realized and unrealized)                  1.15        (2.49)        1.25          .64        (1.43)

Total from investment operations                                   1.15        (2.48)        1.31          .70        (1.37)

Less distributions:

Dividends from net investment income                                 --           --         (.08)        (.05)        (.09)

Distributions from realized gains                                    --         (.93)          --        (1.37)        (.78)

Total distributions                                                  --         (.93)        (.08)       (1.42)        (.87)

Net asset value, end of period                                    $6.19       $ 5.04        $8.45       $ 7.22       $ 7.94

Ratios/supplemental data

Net assets, end of period (in millions)                             $--          $--          $--          $10           $8

Ratio of expenses to average daily net assets(c)                   .86%(d)      .95%         .85%         .89%         .95%

Ratio of net investment income (loss)
to average daily net assets                                        .11%(d)      .14%         .73%         .75%         .62%

Portfolio turnover rate (excluding short-term securities)           22%          73%         121%          93%         116%

Total return(e)                                                  22.82%      (31.75%)      18.28%        8.32%      (14.70%)


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Six months ended March 31, 2002 (Unaudited).

--------------------------------------------------------------------------------
17 AXP PROGRESSIVE FUND -- SEMIANNUAL REPORT

Investments in Securities

AXP Progressive Fund, Inc.

March 31, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.1%)

Issuer                                                Shares            Value(a)

Aerospace & defense (1.1%)
Northrop Grumman                                      10,300          $1,164,415
Raytheon                                              24,000             985,200
Total                                                                  2,149,615

Airlines (0.2%)
Continental Airlines Cl B                             17,000(b)          481,440

Automotive & related (1.3%)
Johnson Controls                                      11,000             971,410
Navistar Intl                                         14,000             620,200
SPX                                                    7,500(b)        1,061,850
Total                                                                  2,653,460

Banks and savings & loans (7.8%)
Astoria Financial                                     34,000             987,700
City Natl                                              9,800             515,578
Compass Bancshares                                    40,000           1,234,800
First Virginia Banks                                  19,900           1,067,237
Golden State Bancorp                                  32,000             950,080
Golden West Financial                                 25,500           1,619,250
Greater Bay Bancorp                                   12,000             409,440
Hibernia Cl A                                         45,500             869,050
M&T Bank                                              14,000           1,125,180
North Fork Bancorporation                             41,000           1,457,960
SouthTrust                                            48,000           1,267,200
Synovus Financial                                     31,500             960,120
TCF Financial                                         23,900           1,257,379
Webster Financial                                     23,000             860,890
Zions Bancorp                                         15,500             918,685
Total                                                                 15,500,549

Beverages & tobacco (2.2%)
Constellation Brands                                  24,000(b)        1,319,040
Coors (Adolph) Cl B                                   10,500             708,435
Pepsi Bottling Group                                  25,000             646,750
RJ Reynolds Tobacco Holdings                          26,000           1,683,500
Total                                                                  4,357,725

Building materials & construction (0.8%)
Centex                                                20,000           1,038,600
Masco                                                 23,000             631,350
Total                                                                  1,669,950

Chemicals (2.9%)
Air Products & Chemicals                              26,600           1,373,890
Allied Waste Inds                                     47,000(b)          611,000
Ecolab                                                22,000           1,005,840
Engelhard                                             25,000             775,750
OM Group                                              11,000             795,300
PPG Inds                                              23,000           1,262,930
Total                                                                  5,824,710

Communications equipment & services (0.4%)
ADC Telecommunications                                96,000(b)          390,720
Sonus Networks                                        43,000(b)          112,660
Time Warner Telecom Cl A                              35,000(b)          212,800
Total                                                                    716,180

Computers & office equipment (10.2%)
Advent Software                                       10,000(b)          591,600
BISYS Group                                           40,000(b)        1,410,000
Brocade Communications Systems                        16,000(b)          432,000
Citrix Systems                                        43,500(b)          751,680
Compuware                                             52,000(b)          671,320
CSG Systems Intl                                      12,000(b)          341,640
Deluxe                                                25,000           1,156,500
DST Systems                                           19,500(b)          971,100
Emulex                                                28,000(b)          922,040
Fiserv                                                43,000(b)        1,977,570
Investors Financial Services                          13,000             988,650
Maxtor                                                77,000(b)          535,150
McData Cl B                                           31,000(b)          375,100
Mercury Interactive                                   14,000(b)          527,100
Micromuse                                             40,000(b)          350,400
Netegrity                                             22,400(b)          331,296
Network Appliance                                     55,000(b)        1,120,900
NVIDIA                                                13,000(b)          576,680
Rational Software                                     45,500(b)          720,265
Retek                                                 21,600(b)          567,000
Reynolds & Reynolds Cl A                              25,000             750,000
RSA Security                                          19,500(b)          175,500
Sanmina-SCI                                           57,400(b)          674,450
Storage Technology                                    30,000(b)          643,200
Sybase                                                56,200(b)          981,814
Tech Data                                             30,000(b)        1,376,700
Total                                                                 19,919,655

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18 AXP PROGRESSIVE FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Electronics (8.3%)
Amkor Technology                                      48,500(b)       $1,082,035
Amphenol Cl A                                         19,400(b)          907,920
Applied Micro Circuits                                40,200(b)          321,600
Atmel                                                 78,800(b)          799,032
Axcelis Technologies                                  46,000(b)          657,800
Cypress Semiconductor                                 34,600(b)          795,800
Flextronics Intl                                      31,000(b,c)        565,750
Foundry Networks                                      68,000(b)          488,920
KEMET                                                 64,000(b)        1,239,680
KLA-Tencor                                            16,000(b)        1,064,000
Lam Research                                          55,400(b)        1,624,328
LSI Logic                                             44,500(b)          756,500
Microchip Technology                                  30,450(b)        1,273,724
Plexus                                                23,000(b)          542,800
RF Micro Devices                                      40,000(b)          716,000
Semtech                                               24,000(b)          876,000
Symbol Technologies                                   36,000             404,640
TranSwitch                                            54,700(b)          178,322
TriQuint Semiconductor                                43,726(b)          525,149
Varian Medical Systems                                30,000(b)        1,227,000
Vitesse Semiconductor                                 31,000(b)          303,800
Total                                                                 16,350,800

Energy (3.1%)
Cabot Oil & Gas Cl A                                  29,400             727,944
Devon Energy                                           7,605             367,093
FirstEnergy                                           67,000           2,316,860
Kerr-McGee                                            16,000           1,005,600
Noble Affiliates                                      17,000             664,020
Valero Energy                                         21,000           1,039,920
Total                                                                  6,121,437

Energy equipment & services (2.7%)
BJ Services                                           42,600(b)        1,468,422
Cooper Cameron                                        13,000(b)          664,430
Nabors Inds                                           35,000(b)        1,478,750
Noble Drilling                                        41,000(b)        1,696,990
Total                                                                  5,308,592

Financial services (2.8%)
AmeriCredit                                           21,700(b)          824,383
Bear Stearns Companies                                21,000           1,317,750
Countrywide Credit Inds                               26,000           1,163,500
Metris Companies                                      15,100             302,000
Neuberger Berman                                      15,450             723,833
Radian Group                                          24,600           1,207,368
Total                                                                  5,538,834

Food (1.0%)
Dean Foods                                             7,500(b)          567,900
Smithfield Foods                                      52,000(b)        1,357,200
Total                                                                  1,925,100

Furniture & appliances (0.9%)
Ethan Allen Interiors                                 22,400             852,544
Whirlpool                                             11,000             831,050
Total                                                                  1,683,594

Health care (9.6%)
Allergan                                              12,900             833,985
Andrx Group                                            9,000(b)          341,460
Applera-Applied Biosystem Group                       13,000             290,550
Biomet                                                42,300           1,144,638
Cephalon                                              17,000(b)        1,071,000
Enzon                                                  8,000(b)          354,320
Genzyme-General Division                              26,000(b)        1,135,420
Gilead Sciences                                       44,000(b)        1,583,560
Guidant                                               15,000(b)          649,800
IDEC Pharmaceuticals                                   9,000(b)          578,700
Immunex                                               32,000(b)          968,320
IVAX                                                  37,000(b)          593,850
King Pharmaceuticals                                  53,249(b)        1,864,248
Laboratory Corp America Holdings                      12,000(b)        1,150,320
MedImmune                                             18,000(b)          707,940
Mettler-Toledo Intl                                   14,300(b,c)        647,218
Millennium Pharmaceuticals                            28,214(b)          629,454
Myriad Genetics                                       18,000(b)          603,180
Protein Design Labs                                   42,000(b)          719,460
St. Jude Medical                                      13,000(b)        1,002,950
Techne                                                18,800(b)          518,316
Vertex Pharmaceuticals                                25,000(b)          696,500
Waters                                                32,000(b)          895,040
Total                                                                 18,980,229

Health care services (3.5%)
AmerisourceBergen                                     15,000           1,024,500
Caremark Rx                                           57,000(b)        1,111,500
DaVita                                                38,500(b)          974,050
Lincare Holdings                                      25,000(b)          678,000
Oxford Health Plans                                   14,000(b)          585,060
Trigon Healthcare                                     13,000(b)          959,660
Universal Health Services Cl B                        12,000(b)          495,000
Wellpoint Health Networks                             18,000(b)        1,146,060
Total                                                                  6,973,830

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19 AXP PROGRESSIVE FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Household products (1.8%)
Avon Products                                         42,000          $2,281,440
Clorox                                                31,000           1,352,530
Total                                                                  3,633,970

Industrial equipment & services (1.1%)
AGCO                                                  11,000(b)          251,020
Deere & Co                                            28,000           1,275,400
Ingersoll-Rand Cl A                                   14,000             700,280
Total                                                                  2,226,700

Insurance (5.4%)
Ambac Financial Group                                 20,000           1,181,400
Brown & Brown                                         22,000             690,800
Fidelity Natl Financial                               18,000             474,660
Gallagher (Arthur J)                                  18,000             589,860
Old Republic Intl                                     43,300           1,384,301
PMI Group                                             12,000             909,120
Progressive                                            8,000           1,332,960
Protective Life                                       33,000           1,028,940
RenaissanceRe Holdings                                 8,000(c)          824,000
St. Paul Companies                                    21,100             967,435
Torchmark                                             31,000           1,248,990
Total                                                                 10,632,466

Leisure time & entertainment (2.4%)
Callaway Golf                                         30,000             577,500
Intl Game Technology                                  20,000(b)        1,246,400
Mattel                                                71,000           1,479,640
MGM Mirage                                            41,100(b)        1,489,053
Total                                                                  4,792,593

Media (4.4%)
Adelphia Communications Cl A                          25,000(b)          372,500
Apollo Group Cl A                                     32,000(b)        1,713,600
Cox Radio Cl A                                        30,000(b)          852,000
Emmis Communications Cl A                             27,000(b)          721,980
Entercom Communications Cl A                          12,500(b)          685,875
Interpublic Group of Companies                        18,000             617,040
Lamar Advertising                                     27,000(b)        1,096,740
McClatchy Cl A                                        24,000           1,424,880
Westwood One                                          33,200(b)        1,273,220
Total                                                                  8,757,835

Metals (0.8%)
AK Steel Holdings                                     55,000             786,500
Nucor                                                 13,000             835,120
Total                                                                  1,621,620

Multi-industry conglomerates (2.5%)
American Standard                                      9,200(b)          650,900
Danaher                                               12,000             852,240
Grainger (WW)                                         17,000             955,910
ITT Inds                                              12,000             756,480
Manpower                                              25,000             972,000
Pentair                                               19,000             854,430
Total                                                                  5,041,960

Paper & packaging (2.0%)
Boise Cascade                                         20,000             724,800
Bowater                                               18,500             921,300
Packaging Corp of America                             28,000(b)          554,120
Pactiv                                                50,000(b)        1,001,000
Smurfit-Stone Container                               44,000(b)          754,160
Total                                                                  3,955,380

Real estate investment trust (1.4%)
Archstone-Smith Trust                                 23,000             616,170
Equity Office Properties Trust                        45,000           1,349,550
Equity Residential Properties Trust                   28,000             804,720
Total                                                                  2,770,440

Restaurants & lodging (2.1%)
Brinker Intl                                          34,000(b)        1,101,940
Darden Restaurants                                    26,000           1,055,340
Starwood Hotels & Resorts Worldwide                   27,000           1,015,470
Wendy's Intl                                          28,000             979,440
Total                                                                  4,152,190

Retail (5.9%)
Abercrombie & Fitch                                   25,000(b)          770,000
AutoNation                                            63,000(b)          876,960
Bed Bath & Beyond                                     26,300(b)          887,625
Best Buy                                              25,000(b)        1,980,000
BJ's Wholesale Club                                   18,000(b)          804,600
CDW Computer Centers                                  19,000(b)          956,460
Federated Dept Stores                                 34,000(b)        1,388,900
Foot Locker                                           42,000(b)          679,560
RadioShack                                            23,600             708,944
Staples                                               48,000(b)          958,560
Talbots                                               11,000             389,400
TJX Companies                                         30,000           1,200,300
Total                                                                 11,601,309

Textiles & apparel (1.2%)
Coach                                                 30,000(b)        1,521,300
Jones Apparel Group                                   27,000(b)          943,650
Total                                                                  2,464,950

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20 AXP PROGRESSIVE FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Transportation (1.3%)
Burlington Northern Santa Fe                          22,700            $685,086
C.H. Robinson Worldwide                               21,000             705,600
Norfolk Southern                                      50,000           1,197,000
Total                                                                  2,587,686

Utilities -- electric (4.5%)
Aquila                                                32,000             794,880
Calpine                                               17,200(b)          218,440
Entergy                                               44,900           1,949,109
MDU Resources Group                                   29,000             899,000
Pinnacle West Capital                                 30,000           1,360,500
PNM Resources                                         35,400           1,085,364
PPL                                                   10,000             396,100
Public Service Enterprise Group                       21,000             961,800
Xcel Energy                                           51,000           1,292,850
Total                                                                  8,958,043

Utilities -- gas (1.3%)
Equitable Resources                                   27,200             946,832
Kinder Morgan                                         13,300             644,119
Questar                                               36,000             925,560
Total                                                                  2,516,511

Utilities -- telephone (1.2%)
BroadWing                                             33,000(b)          230,670
Citizens Communications                               68,000(b)          731,000
Telephone & Data Systems                              16,000           1,412,000
Total                                                                  2,373,670

Total common stocks
(Cost: $197,533,596)                                                $194,243,023

Short-term securities (2.3%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agencies (1.7%)
Federal Home Loan Bank Disc Nts
         04-05-02               1.74%               $200,000            $199,922
         04-12-02               1.73                 500,000             499,635
         05-10-02               1.80               1,200,000           1,197,420
         05-24-02               1.79                 900,000             897,380

Federal Natl Mtge Assn Disc Nt
         04-29-02               1.75                 500,000             499,222

Total                                                                  3,293,579

Commercial paper (0.6%)
Windmill Funding
         04-01-02               1.87               1,200,000(d)        1,199,751

Total short-term securities
(Cost: $4,493,643)                                                    $4,493,330

Total investments in securities
(Cost: $202,027,239)(e)                                             $198,736,353


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of March 31, 2002, the value of foreign securities represented 1.0% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At March 31, 2002, the cost of securities for federal income tax purposes was approximately $202,027,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $ 29,455,000

     Unrealized depreciation                                        (32,746,000)
                                                                    -----------
     Net unrealized depreciation                                   $ (3,291,000)
                                                                   ------------

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21 AXP PROGRESSIVE FUND -- SEMIANNUAL REPORT

AXP Progressive Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: INPRX    Class B: IPRBX
Class C: N/A      Class Y: N/A

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6450 T (5/02)